Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Reconciliation of impairment provisions from IAS 39 to IFRS 9 (Details) - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018		Jan. 02, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	€ 995,482	€ 946,099	[1]		€ 909,094
Financial assets measured at fair value through other comprehensive income	122,845	118,420
PROVISIONS	13,987	13,225	[1]		14,686	€ 14,489	€ 14,459
Joint ventures entities	1,325	979	[1]			1,987
Under IAS 39 Before Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost						24,682
Financial assets measured at fair value through other comprehensive income						0
Total impairment impact						25,299
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					(1,982)
PROVISIONS					197
Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					1,974
Financial assets measured at fair value through other comprehensive income					2
Total impairment impact					2,173
Joint ventures entities				€ (34)
Under IFRS 9 After Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					26,656
Financial assets measured at fair value through other comprehensive income					2
Total impairment impact					27,472
Loans and advances
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	965,693	908,403	[1]		873,322
Financial assets measured at fair value through other comprehensive income	4,440	1,601
Loans and advances | Under IAS 39 Before Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost						23,952
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					(2,002)
Loans and advances | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					2,002
Loans and advances | Under IFRS 9 After Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					25,954
Debt instruments
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost	29,789	37,696	[1]		35,772
Financial assets measured at fair value through other comprehensive income	118,405	116,819
Debt instruments | Under IAS 39 Before Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost						730
Financial assets measured at fair value through other comprehensive income						0
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					20
Debt instruments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					(28)
Financial assets measured at fair value through other comprehensive income					2
Debt instruments | Under IFRS 9 After Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
Financial assets at amortised cost					702
Financial assets measured at fair value through other comprehensive income					2
Provision for contingent liabilities and commitments
Disclosure of initial application of standards or interpretations [line items]
PROVISIONS	€ 739	€ 779	[1]		814	617	€ 459
Provision for contingent liabilities and commitments | Under IAS 39 Before Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
PROVISIONS						€ 617
Provision for contingent liabilities and commitments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment
Disclosure of initial application of standards or interpretations [line items]
PROVISIONS					197
Provision for contingent liabilities and commitments | Increase Decrease Due To Initial Adoption Of IFRS 9 Related To Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
PROVISIONS					197
Provision for contingent liabilities and commitments | Under IFRS 9 After Adjustment For Impairment | Accumulated impairment
Disclosure of initial application of standards or interpretations [line items]
PROVISIONS					€ 814

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).